Business Combinations - GK (Details) - USD ($) $ in Thousands		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021	Jan. 31, 2019
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 491,519		$ 491,519	$ 491,653	$ 495,135	$ 795,811	$ 795,811	$ 491,653	$ 1,112,820		$ 1,434,047
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill										$ 123,500
GK
Business Acquisition [Line Items]
Cash consideration	170,199
Warrants Issued	14,000
Joinder Term Loans	70,000
Cash settlement of seller transaction costs	4,251
Total Purchase Price	258,450
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents	17,424		$ 17,424
Current assets	45,407		45,407
Property and equipment	7,156		7,156
Intangible assets	185,800		185,800
Long term assets	9,076		9,076
Total assets acquired	264,863		264,863
Current liabilities	(63,553)		(63,553)
Deferred revenue	(31,209)		(31,209)
Deferred and other tax liabilities	(25,505)		(25,505)
Long term liabilities	(2,080)		(2,080)
Total liabilities assumed	(122,347)		(122,347)
Net assets acquired	142,516		142,516
Goodwill	115,934		115,934
Total purchase price	258,450		258,450
Intangible assets	185,800		185,800
Acquisition related expenses	1,000					$ 1,000
GK | As Previously Reported
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents	17,524		17,524
Current assets	47,849		47,849
Property and equipment	5,531		5,531
Intangible assets	185,800		185,800
Long term assets	12,401		12,401
Total assets acquired	269,105		269,105
Current liabilities	(74,463)		(74,463)
Deferred revenue	(23,018)		(23,018)
Deferred and other tax liabilities	(16,934)		(16,934)
Long term liabilities	(4,248)		(4,248)
Total liabilities assumed	(118,663)		(118,663)
Net assets acquired	150,442		150,442
Goodwill	108,008		108,008
Total purchase price	258,450		258,450
Intangible assets	185,800		185,800
GK | Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents	(100)		(100)
Current assets	(2,442)		(2,442)
Property and equipment	1,625		1,625
Long term assets	(3,325)		(3,325)
Total assets acquired	(4,242)		(4,242)
Current liabilities	10,910		10,910
Deferred revenue	(8,191)		(8,191)
Deferred and other tax liabilities	(8,571)		(8,571)
Long term liabilities	2,168		2,168
Total liabilities assumed	(3,684)		(3,684)
Net assets acquired	(7,926)		(7,926)
Goodwill	7,926		7,926
GK | Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Indefinite lived intangible assets	25,400		25,400
GK | Courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 1,500		1,500
Life	3 years
GK | Proprietary delivery and development software
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 2,500		2,500
Life	7 months 6 days
GK | Vendor relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 43,900		43,900
Life	2 years 7 months 6 days
GK | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 112,500		$ 112,500
Life	10 years 7 months 6 days